Credit Quality of Financial Assets and the Allowance for Credit Losses	9 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Credit Quality of Financial Assets and the Allowance for Credit Losses
7.	Credit Quality of Financial Assets and the Allowance for Credit Losses
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financial assets.
Allowance for credit losses—by portfolio segment
Credit quality of financial assets—by class

•	Credit quality indicators

•	Past-due financing receivables

•	Non-accrual
Information about troubled debt restructurings—by class
A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans, net investment in leases and other financial assets measured at amortized cost. Classes of financial assets are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financial assets. Classes of financial assets generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost as of March 31, 2021, and for the nine and three months ended December 31, 2020 and 2021:

	Nine months ended December 31, 2020
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥20,542	¥1,786	¥20,209	¥1,458	¥11,692	¥1,149	¥56,836
Cumulative effect of adopting According Standards Update 2016-13	14,500	1,601	10,725	0	3,550	1,369	31,745
Reclassification to allowance for investment in operating leases *3	0	0	0	0	0	(312)	(312)
Balance at April 1, 2020	35,042	3,387	30,934	1,458	15,242	2,206	88,269
Provision (Reversal)	5,648	162	6,529	36	3,064	599	16,038
Allowance of purchased loans during the reporting period	0	0	0	1,636	0	0	1,636
Charge-offs *4	(7,905)	0	(12,621)	(1,724)	(1,448)	(290)	(23,988)
Recoveries	401	0	72	38	9	6	526
Other *6	302	(170)	(1,330)	102	211	65	(820)

Ending balance	¥33,488	¥3,379	¥23,584	¥1,546	¥17,078	¥2,586	¥81,661

Collective (pool) assessment	29,118	3,162	16,108	654	9,627	944	59,613
Individual assessment	4,370	217	7,476	892	7,451	1,642	22,048

	Three months ended December 31, 2020
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥34,350	¥3,414	¥28,421	¥1,508	¥16,206	¥2,896	¥86,795
Provision (Reversal)	1,641	38	380	31	1,600	(183)	3,507
Allowance of purchased loans during the reporting period	0	0	0	1,296	0	0	1,296
Charge-offs *5	(2,727)	0	(4,718)	(1,297)	(844)	(144)	(9,730)
Recoveries	150	0	3	8	1	6	168
Other *6	74	(73)	(502)	0	115	11	(375)

Ending balance	¥33,488	¥3,379	¥23,584	¥1,546	¥17,078	¥2,586	¥81,661

	March 31, 2021
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for credit losses :
Ending balance	¥29,010	¥3,482	¥23,141	¥1,835	¥16,522	¥6,005	¥79,995

Individually evaluated for impairment	24,761	3,250	15,372	681	13,267	810	58,141
Not individually evaluated for impairment	4,249	232	7,769	1,154	3,255	5,195	21,854

	Nine months ended December 31, 2021
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥29,010	¥3,482	¥23,141	¥1,835	¥16,522	¥6,005	¥79,995
Provision (Reversal)	4,311	(913)	2,278	(221)	901	2,737	9,093
Allowance of purchased loans during the reporting period	0	0	0	1,869	0	0	1,869
Charge-offs *4	(4,616)	0	(2,120)	(1,950)	(1,623)	(613)	(10,922)
Recoveries	29	0	213	110	13	17	382
Other *6	70	103	722	7	380	72	1,354

Ending balance	¥28,804	¥2,672	¥24,234	¥1,650	¥16,193	¥8,218	¥81,771

Collective (pool) assessment	24,787	2,431	16,080	629	12,810	618	57,355
Individual assessment	4,017	241	8,154	1,021	3,383	7,600	24,416

	Three months ended December 31, 2021
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥28,809	¥2,973	¥22,513	¥1,702	¥16,243	¥7,044	¥79,284
Provision (Reversal)	1,525	(368)	1,580	(135)	229	1,150	3,981
Allowance of purchased loans during the reporting period	0	0	0	117	0	0	117
Charge-offs *5	(1,591)	0	(625)	(139)	(625)	(40)	(3,020)
Recoveries	7	0	163	101	3	6	280
Other *6	54	67	603	4	343	58	1,129

Ending balance	¥28,804	¥2,672	¥24,234	¥1,650	¥16,193	¥8,218	¥81,771

Notes	1:	Loans held for sale and policy loan receivables of an insurance entity are not in the scope of allowance for credit losses.
2:
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. There was no allowance for credit losses on these held-to-maturity
debt securities. And there is no delinquency or on
non-accrual
status on
held-to-maturity
debt securities.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥176,714 million was recorded as credit loss gross-up
treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.

*2
Other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. The provision for credit losses of loans to affiliates recorded in equity in net income (loss) of affiliates were provisions of ¥6 million and ¥1,526 million during the nine months ended December 31, 2020 and 2021, respectively. The provision for credit losses of loans to affiliates was a reversal of ¥255 million and a provision of ¥889 million during the three months ended December 31, 2020 and 2021, respectively. In addition, the allowance for credit losses on loans to affiliates recorded as a reduction in investment in affiliates were ¥1,050 million and ¥2,655 million as of March 31, 2021 and December 31, 2021, respectively.

*3
The allowance for accrued lease payments for receivable from operating leases was reclassified to the investment in operating leases balance on April 1, 2020, due to the application of the Credit Losses Standard.

*4	Included in Charge-off in write-offs of purchased loans were ¥1,636 million and ¥1,869 million during the nine months ended December 31, 2020 and 2021, respectively.
*5	Included in Charge-off in write-offs of purchased loans were ¥1,296 million and ¥117 million during the three months ended December 31, 2020 and 2021, respectively.
*6	Other mainly includes foreign currency translation adjustments and decreases in allowance related to sales of subsidiaries.

The following table provides information about purchased loans which is acquired for the nine and three months ended December 31, 2020 and 2021:

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Purchase price	¥1,221	¥2,629
Allowance for credit losses at acquisition date	1,636	1,869
Discount or premium attributable to other factors	152	178

Par value	¥3,009	¥4,676

	Millions of yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Purchase price	¥834	¥1,209
Allowance for credit losses at acquisition date	1,296	117
Discount or premium attributable to other factors	95	56

Par value	¥2,225	¥1,382

The Company and its subsidiaries estimate an allowance for credit losses for all credit losses expected to occur in future over the remaining life of financial assets, and recognize the allowance adequately based on management judgement. In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors in collective assessment and individual assessment by each portfolio:

•	business characteristics and financial conditions of obligors;

•	prior charge-off experience;

•	current delinquencies and delinquency trends;

•	value of underlying collateral and guarantees; and

•	current economic conditions and trends and expected outlook in future.
In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing
assets.
The category of
non-performing
assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due
90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing
assets when it is probable that the acquisition cost of purchased loans cannot be collected, while all the other purchased loans are included in the category of performing assets.
When certain performing financial assets mainly have similar risk characteristics to other financial assets, the performing financial assets are collectively evaluated as a pool. On the contrary, when financial assets do not have similar risk characteristics to other financial assets, the financial assets are evaluated individually.
Loans to consumer borrowers
Loans to consumer borrowers mainly consist of real estate loans and card loans.
The credit quality of real estate loans is affected by the cash flows derived from the property and its collateral value.
The credit quality of card loans is affected by the repayment ability of customers such as customer credit standing or payment history.
The Company and its subsidiaries use these factors to estimate the allowance for credit losses because they are reflected in the probability of default and loss given default in each portfolio.

Loans to corporate borrowers
Loans to corporate borrowers are classified into
non-recourse
loans and loans other than
non-recourse
loans.
The credit quality of
non-recourse
loans for which cash flows from real estate are the source of repayment depends mainly on the real estate collateral value.
Loans other than
non-recourse
loans are classified into either real estate companies or commercial, industrial and other companies, each of which are further divided into Japan and overseas.
The credit quality of real estate companies is affected by mainly Japanese and Americas real estate markets and trends.
The credit quality of commercial, industrial and other companies, which consist of various industries, is affected mainly by broader financial and economic conditions and trends in Japan, the Americas and Asian countries.
The allowance for credit losses for loans to corporate borrowers is estimated by considering, among others, debtors’ situation, as well as economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.
Net investment in leases
Net investment in leases consists of leases of various equipment types, including office equipment, industrial machinery, transportation equipment and real estate properties. The allowance for credit losses for net investment in leases is estimated based on the value of the underlying leased assets, debtors’ situation, economic conditions and trends in its industries, and probability of default and loss given default.
In common with portfolio segments, the forecasted future economic indicators correlated with the prior charge-off
experience are reflected to the estimate of the allowance for credit losses. Economic indicators correlated with prior charge-off
experience are determined over the reasonable and supportable forecasted period. Economic indicators include GDP growth rates, consumer price indices, unemployment rates, and government bond interest rates. It also considers forward-looking scenarios of how the selected economic indicators will change in the future. The Company and its subsidiaries use the latest economic forecasts available from the economic reports published by the government and the Financial Services Agency, the Bank of Japan and third-party information providers as economic indicators. For the impact of the spread of
COVID-19,
the Company and its subsidiaries revise forward-looking scenarios, as necessary, with a quantitative adjustment based on the analysis of impact to the portfolios and the referenced economic indicators.
On the other hand, for periods beyond which the Company and its subsidiaries are able to make or obtain reasonable and supportable forecasts of future economic indicators of the entire life of the financial asset, expected credit losses are estimated for the remaining life mainly using an appropriate reversion approach, mainly immediate reversion to historical credit loss information.
There have been no significant changes during the nine months ended December 31, 2021 to methodologies and economic indicators used to estimate the allowance for Credit Losses.
When
non-performing
financial assets with deteriorated credit quality have similar risk characteristics to other financial assets, the allowance for credit losses is collectively evaluated based on mainly loss given default. On the other hand, if the non-performing
financial assets do not have similar risk characteristics to other financial assets, the allowance for credit losses is individually evaluated.
In the individual assessment the allowance for credit losses is estimated individually based on the present value of expected future cash flows, the observable market price or the fair value of the collateral securing the financial receivables if the financial receivables are collateral-dependent.
The collateral-dependent financial receivables are defined as the finance receivables, which a debtor would be in financial difficulty and the collection significantly depend on the collateral. These financial receivables are mainly non-recourse
loans and purchased loans for which cash flows from underlying real estate is the source of repayment.
For
non-recourse
loans, their collection depends on the real estate collateral value, which may decline as a result of a decrease in liquidity of the real estate market, a rise in vacancy rate of rental properties, a fall in rents and other factors.
For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, the changes in these risks affect the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the origination years of financial assets as of March 31, 2021 and December 31, 2021. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

March 31, 2021
Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2021	2020	2019	2018	2017	Prior	Total
Consumer borrowers:
Performing	¥371,914	¥443,079	¥332,461	¥220,035	¥223,814	¥498,350	¥2,089,653
Non-Performing	11,041	7,854	5,132	3,176	2,612	3,609	¥33,424

Real estate loans
Performing	362,832	431,483	327,967	217,380	223,540	498,080	¥2,061,282
Non-Performing	96	735	1,598	1,683	2,068	3,459	¥9,639
Other*
Performing	9,082	11,596	4,494	2,655	274	270	¥28,371
Non-Performing	10,945	7,119	3,534	1,493	544	150	¥23,785
Corporate borrowers:
Performing	341,346	378,732	207,214	124,889	71,400	97,113	¥1,220,694
Non-Performing	6,972	12,215	6,594	7,266	4,110	10,709	¥47,866

Non-recourse loans
Japan
Performing	6,637	24,428	5,283	2,802	0	8,806	¥47,956
The Americas
Performing	1,349	52,413	28,291	15,817	5,178	8,764	¥111,812
Non-Performing	58	0	0	0	0	1,259	¥1,317
Other than non-recourse loans
Real estate companies in Japan
Performing	103,982	62,274	35,065	28,743	25,487	21,753	¥277,304
Non-Performing	70	252	192	0	690	538	¥1,742
Real estate companies in overseas
Performing	42,980	55,678	10,695	4,992	1,976	2,976	¥119,297
Non-Performing	0	3,049	2,057	4,946	1,056	3,397	¥14,505
Commercial, industrial and other companies in Japan
Performing	78,281	41,166	30,116	12,746	11,798	18,664	¥192,771
Non-Performing	1,210	3,865	205	878	82	1,022	¥7,262
Commercial, industrial and other companies in overseas
Performing	108,117	142,773	97,764	59,789	26,961	36,150	¥471,554
Non-Performing	5,634	5,049	4,140	1,442	2,282	4,493	¥23,040
Purchased loans:
Performing	527	0	0	168	119	9,714	¥10,528
Non-Performing	0	0	0	15	0	1,808	¥1,823

Net investment in leases:
Performing	333,190	268,966	171,040	105,708	62,977	68,712	¥1,010,593
Non-Performing	1,366	3,057	3,441	3,151	2,980	4,930	¥18,925

Japan
Performing	184,342	165,580	121,072	84,928	57,393	67,040	¥680,355
Non-Performing	151	776	1,194	1,512	1,261	2,213	¥7,107
Overseas
Performing	148,848	103,386	49,968	20,780	5,584	1,672	¥330,238
Non-Performing	1,215	2,281	2,247	1,639	1,719	2,717	¥11,818
Other financial assets measured at amortized cost
Performing	14,882	1,045	67	938	2,502	13,762	¥33,196
Non-Performing	0	0	0	908	0	0	¥908

Total (excluding revolving repayment card loans)
Performing	¥1,061,859	¥1,091,822	¥710,782	¥451,738	¥360,812	¥687,651	¥4,364,664
Non-Performing	¥19,379	¥23,126	¥15,167	¥14,516	¥9,702	¥21,056	¥102,946

December 31, 2021
Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2022	2021	2020	2019	2018	Prior	Total
Consumer borrowers:
Performing	¥264,144	¥319,519	¥391,273	¥316,604	¥204,126	¥628,036	¥2,123,702
Non-Performing	8,752	7,244	7,418	4,841	2,881	5,653	¥36,789

Real estate loans
Performing	248,958	313,800	384,570	313,817	200,671	626,818	¥2,088,634
Non-Performing	2	212	2,837	2,659	1,947	5,114	¥12,771
Other*
Performing	15,186	5,719	6,703	2,787	3,455	1,218	¥35,068
Non-Performing	8,750	7,032	4,581	2,182	934	539	¥24,018
Corporate borrowers:
Performing	409,527	216,911	294,872	132,560	101,068	115,114	¥1,270,052
Non-Performing	696	5,875	4,858	5,025	13,600	16,284	¥46,338

Non-recourse loans
Japan
Performing	23,078	6,685	24,291	5,269	2,764	8,279	¥70,366
The Americas
Performing	0	4,328	52,432	16,032	8,652	6,886	¥88,330
Non-Performing	0	60	0	0	0	1,308	¥1,368
Other than non-recourse loans
Real estate companies in Japan
Performing	84,044	56,293	45,355	29,895	25,827	36,789	¥278,203
Non-Performing	0	296	1,026	72	0	1,063	¥2,457
Real estate companies in overseas
Performing	23,921	27,678	42,796	3,275	5,188	750	¥103,608
Non-Performing	0	0	645	349	11,385	4,052	¥16,431
Commercial, industrial and other companies in Japan
Performing	54,261	35,763	29,286	15,657	7,510	17,528	¥160,005
Non-Performing	674	581	1,370	186	407	753	¥3,971
Commercial, industrial and other companies in overseas
Performing	224,223	86,164	100,712	62,432	51,127	44,882	¥569,540
Non-Performing	22	4,938	1,817	4,418	1,808	9,108	¥22,111
Purchased loans:
Performing	0	513	25	281	798	9,851	¥11,468
Non-Performing	0	0	0	0	0	1,613	¥1,613

Net investment in leases:
Performing	318,554	242,499	197,862	114,789	69,014	89,610	¥1,032,328
Non-Performing	1,769	2,155	3,730	3,142	2,424	6,469	¥19,689

Japan
Performing	154,819	143,244	133,642	90,045	58,052	87,499	¥667,301
Non-Performing	260	561	1,046	1,101	1,407	2,869	¥7,244
Overseas
Performing	163,735	99,255	64,220	24,744	10,962	2,111	¥365,027
Non-Performing	1,509	1,594	2,684	2,041	1,017	3,600	¥12,445
Other financial assets measured at amortized cost
Performing	13,536	2,219	361	17	762	18,022	¥34,917
Non-Performing	0	0	796	0	1,490	0	¥2,286

Total (excluding revolving repayment card loans)
Performing	¥1,005,761	¥781,661	¥884,393	¥564,251	¥375,768	¥860,633	¥4,472,467
Non-Performing	¥11,217	¥15,274	¥16,802	¥13,008	¥20,395	¥30,019	¥106,715

Note: Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.

*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities”.

The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2021 and December 31, 2021 are as follows:

	March 31, 2021
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥183,722	¥0	¥183,722	¥4,364,664	¥4,548,386

Non-Performing	1,132	3,693	4,825	102,946	¥107,771

	December 31, 2021
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥172,189	¥0	¥172,189	¥4,472,467	¥4,644,656

Non-Performing	1,322	3,577	4,899	106,715	¥111,614

Of
non-performing
assets, the Company and its subsidiaries consider smaller balance homogeneous loans (including real estate loans and card loans, among others, which are not restructured) and net investment in leases as financing receivables 90 days or more past-due
that are not individually evaluated, and consider all others as loans that are individually evaluated. After the Company and its subsidiaries have set aside a provision for those non-performing
assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the business conditions of the debtors and other important factors in order to report to management and develop additional provision for credit losses as necessary.

The following table provides information about the
past-due
financial assets as of March 31, 2021 and December 31, 2021:

	March 31, 2021
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,553	¥10,257	¥14,810	¥2,311,624
	Real estate loans	1,375	2,515	3,890	2,070,921
	Card loans	371	1,105	1,476	188,547
	Other	2,807	6,637	9,444	52,156
Corporate borrowers		8,296	24,443	32,739	1,268,560
Non-recourse loans	Japan	0	0	0	47,956
	The Americas	5,193	1,316	6,509	113,129
Other than Non-recourse loans	Real estate companies in Japan	144	778	922	279,046
	Real estate companies in overseas	0	14,505	14,505	133,802
	Commercial, industrial and other companies in Japan	592	1,993	2,585	200,033
	Commercial, industrial and other companies in overseas	2,367	5,851	8,218	494,594
Net investment in leases		9,332	17,128	26,460	1,029,518
	Japan	2,257	6,347	8,604	687,462
	Overseas	7,075	10,781	17,856	342,056

Total		¥22,181	¥51,828	¥74,009	¥4,609,702

	December 31, 2021
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥3,548	¥10,883	¥14,431	¥2,337,579
	Real estate loans	1,068	2,167	3,235	2,101,405
	Card loans	348	1,291	1,639	177,088
	Other	2,132	7,425	9,557	59,086
Corporate borrowers		7,061	27,147	34,208	1,316,390
Non-recourse loans	Japan	0	0	0	70,366
	The Americas	1,468	1,367	2,835	89,698
Other than Non-recourse loans	Real estate companies in Japan	248	467	715	280,660
	Real estate companies in overseas	0	16,431	16,431	120,039
	Commercial, industrial and other companies in Japan	1,705	1,593	3,298	163,976
	Commercial, industrial and other companies in overseas	3,640	7,289	10,929	591,651
Net investment in leases		14,270	17,927	32,197	1,052,017
	Japan	3,094	6,217	9,311	674,545
	Overseas	11,176	11,710	22,886	377,472

Total		¥24,879	¥55,957	¥80,836	¥4,705,986

Note: Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.
In common with all classes, the Company and its subsidiaries consider financial assets as past-due
financial assets when principal or interest is
past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financial assets if the principals and interests are not
past-due
30 days or more in accordance with the modified terms.

The following table provides information about
non-accrual
of financial assets as of March 31, 2021 and December 31, 2021:

March 31, 2021
Millions of yen
	Installment loans			Net investment in leases	Total
	Consumer borrowers	Corporate borrowers
		Non- recourse loans	Other than non- recourse loans
Non-accrual of financial assets:
Ending balance	¥10,322	¥10,148	¥43,672	¥17,166	¥81,308
Interest income recognized during the reporting period	519	0	229	0	748
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	736	0	10,572	0	11,308

December 31, 2021
Millions of yen
	Installment loans			Net investment in leases	Total
	Consumer borrowers	Corporate borrowers
		Non- recourse loans	Other than non- recourse loans
Non-accrual of financial assets:
Beginning balance	¥10,322	¥10,148	¥43,672	¥17,166	¥81,308
Ending balance	10,947	10,525	41,017	17,959	80,448
Interest income recognized during the reporting period	362	0	223	0	585
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	591	0	9,732	0	10,323
The Company and its subsidiaries suspend accruing interest on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual
loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual
loans and net investment in leases when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that are considered relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during the nine and three months ended December 31, 2020 and 2021:

Nine months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥7,236	¥5,262
	Real estate loans	22	17
	Card loans	1,285	965
	Other	5,929	4,280
Corporate borrowers		10,485	9,237
Non-recourse loans	The Americas	340	340
Other than Non-recourse loans	Real estate companies in overseas	104	104
	Commercial, industrial and other companies in Japan	38	38
	Commercial, industrial and other companies in overseas	10,003	8,755

Total		¥17,721	¥14,499

Nine months ended December 31, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥6,980	¥4,796
	Real estate loans	14	6
	Card loans	1,108	844
	Other	5,858	3,946
Corporate borrowers		5,134	5,000
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	5,134	5,000

Total		¥12,114	¥9,796

Three months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥1,857	¥1,111
	Real estate loans	7	4
	Card loans	416	295
	Other	1,434	812
Corporate borrowers		3,384	2,469
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	3,384	2,469

Total		¥5,241	¥3,580

Three months ended December 31, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥2,933	¥1,735
	Real estate loans	10	5
	Card loans	417	316
	Other	2,506	1,414
Corporate borrowers		138	134
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	138	134

Total		¥3,071	¥1,869

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.
The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of the investment as possible in troubled debt restructurings. For the debtors of non-recourse
loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for allowance for credit losses. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional allowance for credit losses for the restructured receivables.
For the three months ended December 31, 2020 and 2021, while there are financial assets for which the payments were deferred other than those in the troubled debt restructuring stated above due to the spread of
COVID-19,
the payment deferrals, which are determined not to meet the definition of a troubled debt restructuring are not included in the troubled debt restructuring stated the above.

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from December 31, 2020 and for which there was a payment default during the nine and three months ended December 31, 2020:

Nine months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥334
	Card loans	32
	Other	302
Corporate borrowers		1
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	1

Total		¥335

Three months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥64
	Card loans	14
	Other	50

Total		¥64

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from December 31, 2021 and for which there was a payment default during the nine and three months ended December 31, 2021:

Nine months ended December 31, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥673
	Real estate loans	4
	Card loans	6
	Other	663

Total		¥673

Three months ended December 31, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥196
	Real estate loans	4
	Card loans	3
	Other	189

Total		¥196

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing interest and may recognize additional allowance for credit losses as necessary for the defaulted financing receivables.
As of March 31, 2021 and December 31, 2021, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure were ¥70 million and ¥245 million as of March 31, 2021 and December 31, 2021, respectively.